SHARE BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
SHARE BASED COMPENSATION AND BENEFIT PLANS
NOTE 14 – SHARE BASED COMPENSATION AND BENEFIT PLANS

We maintain share based payment plans that include a non-employee director stock purchase plan and a long-term incentive plan that permits the issuance of share based compensation, including stock options and non-vested share awards. The long-term incentive plan, which is shareholder approved, permits the grant of additional share based awards for up to 0.4 million shares of common stock as of December 31, 2020. The non-employee director stock purchase plan permits the grant of additional share based payments for up to 0.1 million shares of common stock as of December 31, 2020. Share based awards and payments are measured at fair value at the date of grant and are expensed over the requisite service period. Common shares issued upon exercise of stock options come from currently authorized but unissued shares.

During 2020, 2019 and 2018 pursuant to our long-term incentive plan, we granted 0.06 million, 0.06 million and 0.05 million shares, respectively of restricted stock and 0.02 million during each year of performance stock units (‘‘PSUs’’), to certain officers. Except for 0.010 million shares and 0.002 million shares of restricted stock issued in 2019 and 2018, respectively that vest ratably over three years, all shares of restricted stock and PSUs cliff vest after a period of three years.  The performance feature of the PSUs is based on a comparison of our total shareholder return over the vesting period starting on the grant date to the total shareholder return over that period for a banking index of our peers.  We have not issued stock options since 2013, other than in connection with the Merger (see note #26).

Our directors may elect to receive all or a portion of their cash retainer fees in the form of common stock (either on a current basis or on a deferred basis) pursuant to the non-employee director stock purchase plan referenced above. Shares equal in value to that portion of each director’s fees that he or she has elected to receive   in stock on a current basis are issued each quarter and vest immediately. Shares issued on a deferred basis are credited at the rate of 90% of the current fair value of our common stock and vest immediately. We issued 0.02 million, 0.01 million and 0.01 million shares to directors pursuant to this plan during the years ending 2020, 2019 and 2018, respectively and expensed their value during those same periods.

Total compensation expense recognized for grants pursuant to our long-term incentive plan was $1.6 million, $1.6 million and $1.5 million in 2020, 2019 and 2018, respectively. The corresponding tax benefit relating to this expense was $0.3 million during each year. Total expense recognized for non-employee director share based payments was $0.4 million, $0.3 million and $0.2 million in 2020, 2019 and 2018, respectively. The corresponding tax benefit relating to this expense was $0.07 million, $0.05 million and $0.04 million in 2020, 2019 and 2018, respectively.

At December 31, 2020, the total expected compensation cost related to non-vested restricted stock and PSUs not yet recognized was $1.7 million. The weighted-average period over which this amount will be recognized is 1.7 years.

A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1,2020	138,506	$4.62
Granted	-
Exercised	(17,317)	3.27
Forfeited	-
Expired	-
Outstanding at December 31, 2020	121,189	$4.81	2.1	$1,658

Vested and expected to vest at December 31, 2020	121,189	$4.81	2.1	$1,658
Exercisable at December 31, 2020	121,189	$4.81	2.1	$1,658

A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2020	245,726	$21.72
Granted	76,893	22.46
Vested	(94,342)	19.96
Forfeited	(21,160)	22.63
Outstanding at December 31, 2020	207,117	$22.70

Certain information regarding options exercised during the periods ending December 31 follows:

	2020	2019	2018
	(In thousands)
Intrinsic value	$293	$897	$2,333
Cash proceeds received	$57	$706	$1,420
Tax benefit realized	$61	$188	$490

We maintain 401(k) and employee stock ownership plans covering substantially all of our full-time employees. We matched 50% of employee contributions to the 401(k) plan up to a maximum of 8% of participating employees’ eligible wages for 2020, 2019 and 2018. Contributions to the employee stock ownership plan are determined annually and require approval of our Board of Directors. The maximum contribution is 6% of employees’ eligible wages. Contributions to the employee stock ownership plan were 2% for 2020, 2019 and 2018. Amounts expensed for these retirement plans were $3.2 million, $2.6 million and $2.3 million in 2020, 2019 and 2018, respectively.

Our employees participate in various performance-based compensation plans. Amounts expensed for all incentive plans totaled $15.7 million, $9.5 million and $9.8 million in 2020, 2019 and 2018, respectively.

We also provide certain health care and life insurance programs to substantially all full-time employees. Amounts expensed for these programs totaled $4.8 million, $5.7 million and $5.2 million in 2020, 2019 and 2018 respectively.

 These insurance programs are also available to retired employees at their own expense.